AGREEMENTS WITH INTELICANNA LTD (Tables)	12 Months Ended
Dec. 31, 2021
Agreements With Intelicanna Ltd
SCHEDULE OF FAIR VALUE OF SHARES EXCHANGE AGREEMENT

Derivative related to Intelicanna’s shares	December 31, 2020
Common Stock price	0.83
Expected volatility	57.61%
Conversion price (U.S. dollars)	0.64
Expected term	3.1 months
Risk free rate	0.09%
Expected dividend yield	0%
Fair value of the derivative (U.S. dollars in thousands)	28

Derivative related to Citrine Global’s shares	December 31, 2020
Common Stock price	0.046
Expected volatility	125.19%
Conversion price (U.S. dollars)	0.2
Expected term	3.1 months
Risk free rate	0.09%
Expected dividend yield	0%
Fair value of the derivative (U.S. dollars in thousands)	(100)